SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - calculation of basic and diluted net income (loss) per common share ( (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net income (loss), as adjusted	$ (12,598,000)	$ (107,200,000)	$ (56,323,000)	$ (159,641,000)
Class A common stock
Numerator:
Allocation of net income (loss), as adjusted					$ (10,719,238)	$ (10,318,466)
Denominator :
Weighted Average Number of Shares Outstanding, Basic					15,218,692	27,600,000
Weighted Average Number of Shares Outstanding, Diluted					15,218,692	27,600,000
Earnings Per Share, Basic					$ (0.70)	$ (0.37)
Earnings Per Share, Diluted					$ (0.70)	$ (0.37)
Class B common stock
Numerator:
Allocation of net income (loss), as adjusted					$ (4,575,622)	$ (2,579,616)
Denominator :
Weighted Average Number of Shares Outstanding, Basic					6,496,262	6,900,000
Weighted Average Number of Shares Outstanding, Diluted					6,496,262	6,900,000
Earnings Per Share, Basic					$ (0.70)	$ (0.37)
Earnings Per Share, Diluted					$ (0.70)	$ (0.37)